1-33143

Certnys

NYSE

[redacted]

15005247

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

March 19, 2015

Received SEC
MAR 19 2015
Washington, DC 20549

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration AmTrust Financial Services, Inc. Depositary Shares, each Representing 1/40 th of a Share of 7.50% Non-Cumulative Preferred Stock, Series D of AmTrust Financial Services, Inc. under the Exchange Act of 1934.

Sincerely,